Taxes (Details 5) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 639	$ 1,148
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4	368
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 635	$ 780